Distribution Date:	05/17/22	Wells Fargo Commercial Mortgage Trust 2015-NXS2
Determination Date:	05/11/22
Next Distribution Date:	06/17/22
Record Date:	04/29/22	Commercial Mortgage Pass-Through Certificates
Series 2015-NXS2

Table of Contents
Section	Pages	Role	Party and Contact Information	Contacts
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14-16	Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-19		Don Simon	(203) 660-6100
Principal Prepayment Detail	20		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25-26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989MAA7	1.435000%	27,412,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989MAB5	3.020000%	161,100,000.00	37,225,015.11	0.00	93,682.95	0.00	0.00	93,682.95	37,225,015.11	36.63%	30.00%
A-3	94989MAC3	3.247000%	7,800,000.00	7,800,000.00	0.00	21,105.50	0.00	0.00	21,105.50	7,800,000.00	36.63%	30.00%
A-4	94989MAD1	3.498000%	150,000,000.00	150,000,000.00	0.00	437,250.00	0.00	0.00	437,250.00	150,000,000.00	36.63%	30.00%
A-5	94989MAE9	3.767000%	240,335,000.00	240,335,000.00	0.00	754,451.62	0.00	0.00	754,451.62	240,335,000.00	36.63%	30.00%
A-SB	94989MAF6	3.461000%	53,406,000.00	31,391,191.26	944,737.51	90,537.43	0.00	0.00	1,035,274.94	30,446,453.75	36.63%	30.00%
A-S	94989MAG4	4.121000%	51,432,000.00	51,432,000.00	0.00	176,626.06	0.00	0.00	176,626.06	51,432,000.00	29.63%	24.38%
B	94989MAK5	4.282796%	73,149,000.00	73,149,000.00	0.00	261,068.55	0.00	0.00	261,068.55	73,149,000.00	19.68%	16.38%
C	94989MAL3	4.282796%	36,575,000.00	36,575,000.00	0.00	130,536.06	0.00	0.00	130,536.06	36,575,000.00	14.70%	12.38%
D	94989MAM1	4.282796%	40,003,000.00	40,003,000.00	0.00	142,770.58	0.00	0.00	142,770.58	40,003,000.00	9.26%	8.00%
E	94989MAZ2	3.419000%	25,145,000.00	25,145,000.00	0.00	71,642.30	0.00	0.00	71,642.30	25,145,000.00	5.84%	5.25%
F	94989MBB4	3.419000%	18,287,000.00	18,287,000.00	0.00	52,102.71	0.00	0.00	52,102.71	18,287,000.00	3.35%	3.25%
G	94989MBD0	3.419000%	29,717,540.00	24,611,718.54	0.00	661.45	0.00	0.00	661.45	24,611,718.54	0.00%	0.00%
V	94989MBF5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989MBH1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			914,361,542.00	735,953,924.91	944,737.51	2,232,435.21	0.00	0.00	3,177,172.72	735,009,187.40

X-A	94989MAH2	0.638556%	691,485,000.00	518,183,206.37	0.00	275,740.66	0.00	0.00	275,740.66	517,238,468.86
X-E	94989MAP4	0.863796%	25,145,000.00	25,145,000.00	0.00	18,100.13	0.00	0.00	18,100.13	25,145,000.00
X-F	94989MAR0	0.863796%	18,287,000.00	18,287,000.00	0.00	13,163.53	0.00	0.00	13,163.53	18,287,000.00
X-G	94989MAT6	0.863796%	29,717,540.00	24,611,718.54	0.00	17,716.26	0.00	0.00	17,716.26	24,611,718.54
Notional SubTotal			764,634,540.00	586,226,924.91	0.00	324,720.58	0.00	0.00	324,720.58	585,282,187.40

Deal Distribution Total					944,737.51	2,557,155.79	0.00	0.00	3,501,893.30

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989MAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989MAB5	231.06775363	0.00000000	0.58152048	0.00000000	0.00000000	0.00000000	0.00000000	0.58152048	231.06775363
A-3	94989MAC3	1,000.00000000	0.00000000	2.70583333	0.00000000	0.00000000	0.00000000	0.00000000	2.70583333	1,000.00000000
A-4	94989MAD1	1,000.00000000	0.00000000	2.91500000	0.00000000	0.00000000	0.00000000	0.00000000	2.91500000	1,000.00000000
A-5	94989MAE9	1,000.00000000	0.00000000	3.13916666	0.00000000	0.00000000	0.00000000	0.00000000	3.13916666	1,000.00000000
A-SB	94989MAF6	587.78398045	17.68972606	1.69526701	0.00000000	0.00000000	0.00000000	0.00000000	19.38499307	570.09425439
A-S	94989MAG4	1,000.00000000	0.00000000	3.43416667	0.00000000	0.00000000	0.00000000	0.00000000	3.43416667	1,000.00000000
B	94989MAK5	1,000.00000000	0.00000000	3.56899684	0.00000000	0.00000000	0.00000000	0.00000000	3.56899684	1,000.00000000
C	94989MAL3	1,000.00000000	0.00000000	3.56899686	0.00000000	0.00000000	0.00000000	0.00000000	3.56899686	1,000.00000000
D	94989MAM1	1,000.00000000	0.00000000	3.56899683	0.00000000	0.00000000	0.00000000	0.00000000	3.56899683	1,000.00000000
E	94989MAZ2	1,000.00000000	0.00000000	2.84916683	0.00000000	0.00000000	0.00000000	0.00000000	2.84916683	1,000.00000000
F	94989MBB4	1,000.00000000	0.00000000	2.84916662	0.00000000	0.00000000	0.00000000	0.00000000	2.84916662	1,000.00000000
G	94989MBD0	828.18828678	0.00000000	0.02225790	2.33738863	73.16329212	0.00000000	0.00000000	0.02225790	828.18828678
V	94989MBF5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989MBH1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989MAH2	749.37736375	0.00000000	0.39876593	0.00000000	0.00000000	0.00000000	0.00000000	0.39876593	748.01111934
X-E	94989MAP4	1,000.00000000	0.00000000	0.71983018	0.00000000	0.00000000	0.00000000	0.00000000	0.71983018	1,000.00000000
X-F	94989MAR0	1,000.00000000	0.00000000	0.71982993	0.00000000	0.00000000	0.00000000	0.00000000	0.71982993	1,000.00000000
X-G	94989MAT6	828.18828678	0.00000000	0.59615500	0.00000000	0.00000000	0.00000000	0.00000000	0.59615500	828.18828678

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/22 - 04/30/22	30	0.00	93,682.95	0.00	93,682.95	0.00	0.00	0.00	93,682.95	0.00
A-3	04/01/22 - 04/30/22	30	0.00	21,105.50	0.00	21,105.50	0.00	0.00	0.00	21,105.50	0.00
A-4	04/01/22 - 04/30/22	30	0.00	437,250.00	0.00	437,250.00	0.00	0.00	0.00	437,250.00	0.00
A-5	04/01/22 - 04/30/22	30	0.00	754,451.62	0.00	754,451.62	0.00	0.00	0.00	754,451.62	0.00
A-SB	04/01/22 - 04/30/22	30	0.00	90,537.43	0.00	90,537.43	0.00	0.00	0.00	90,537.43	0.00
X-A	04/01/22 - 04/30/22	30	0.00	275,740.66	0.00	275,740.66	0.00	0.00	0.00	275,740.66	0.00
X-E	04/01/22 - 04/30/22	30	0.00	18,100.13	0.00	18,100.13	0.00	0.00	0.00	18,100.13	0.00
X-F	04/01/22 - 04/30/22	30	0.00	13,163.53	0.00	13,163.53	0.00	0.00	0.00	13,163.53	0.00
X-G	04/01/22 - 04/30/22	30	0.00	17,716.26	0.00	17,716.26	0.00	0.00	0.00	17,716.26	0.00
A-S	04/01/22 - 04/30/22	30	0.00	176,626.06	0.00	176,626.06	0.00	0.00	0.00	176,626.06	0.00
B	04/01/22 - 04/30/22	30	0.00	261,068.55	0.00	261,068.55	0.00	0.00	0.00	261,068.55	0.00
C	04/01/22 - 04/30/22	30	0.00	130,536.06	0.00	130,536.06	0.00	0.00	0.00	130,536.06	0.00
D	04/01/22 - 04/30/22	30	0.00	142,770.58	0.00	142,770.58	0.00	0.00	0.00	142,770.58	0.00
E	04/01/22 - 04/30/22	30	0.00	71,642.30	0.00	71,642.30	0.00	0.00	0.00	71,642.30	0.00
F	04/01/22 - 04/30/22	30	0.00	52,102.71	0.00	52,102.71	0.00	0.00	0.00	52,102.71	0.00
G	04/01/22 - 04/30/22	30	2,104,771.62	70,122.89	0.00	70,122.89	69,461.44	0.00	0.00	661.45	2,174,233.06
Totals			2,104,771.62	2,626,617.23	0.00	2,626,617.23	69,461.44	0.00	0.00	2,557,155.79	2,174,233.06

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989MAG4	4.121000%	51,432,000.00	51,432,000.00	0.00	176,626.06	0.00	0.00	176,626.06	51,432,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989MAK5	4.282796%	73,149,000.00	73,149,000.00	0.00	261,068.55	0.00	0.00	261,068.55	73,149,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989MAL3	4.282796%	36,575,000.00	36,575,000.00	0.00	130,536.06	0.00	0.00	130,536.06	36,575,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			161,156,000.03	161,156,000.00	0.00	568,230.67	0.00	0.00	568,230.67	161,156,000.00

Exchangeable Certificate Details
PEX	94989MAN9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

	Additional Information
Total Available Distribution Amount (1)	3,501,893.30
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,643,539.62	Master Servicing Fee	12,810.28
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,795.15
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	306.65
ARD Interest	0.00	Trust Advisor Fee	800.33
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,643,539.62	Total Fees	16,922.40

Principal		Expenses/Reimbursements
Scheduled Principal	944,737.51	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	30,758.99
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	37,537.07
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,165.38
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	944,737.51	Total Expenses/Reimbursements	69,461.44

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,557,155.79
Excess Liquidation Proceeds	0.00	Principal Distribution	944,737.51
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,501,893.30
Total Funds Collected	3,588,277.13	Total Funds Distributed	3,588,277.14

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	735,953,924.91	735,953,924.91	Beginning Certificate Balance	735,953,924.91
(-) Scheduled Principal Collections	944,737.51	944,737.51	(-) Principal Distributions	944,737.51
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	735,009,187.40	735,009,187.40	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	738,055,206.45	738,055,206.45	Ending Certificate Balance	735,009,187.40
Ending Actual Collateral Balance	737,151,959.15	737,151,959.15

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.28%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	67,832,873.23	9.23%	36	4.6346	NAP	Defeased	9	67,832,873.23	9.23%	36	4.6346	NAP
2,000,000 or less	1	1,473,885.95	0.20%	37	5.3400	1.424100	1.20 or less	16	231,054,754.23	31.44%	23	4.0018	0.548716
2,000,001 to 3,000,000	2	5,112,035.84	0.70%	38	4.5621	2.495054	1.21 to 1.30	4	19,165,773.20	2.61%	36	4.4525	1.296092
3,000,001 to 4,000,000	7	24,131,925.32	3.28%	35	4.3671	0.958881	1.31 to 1.40	6	79,801,959.46	10.86%	34	4.4083	1.358769
4,000,001 to 5,000,000	4	17,363,101.22	2.36%	35	4.3498	0.491202	1.41 to 1.50	2	4,641,568.16	0.63%	36	4.7531	1.421302
5,000,001 to 6,000,000	2	10,380,678.09	1.41%	37	4.7822	1.838419	1.51 to 1.60	3	79,458,809.67	10.81%	38	4.4168	1.526086
6,000,001 to 7,000,000	4	26,194,419.16	3.56%	37	4.4215	2.561273	1.61 to 1.70	4	48,493,883.12	6.60%	37	4.6617	1.645327
7,000,001 to 8,000,000	5	38,254,509.33	5.20%	36	4.4546	1.653715	1.71 to 1.80	1	60,000,000.00	8.16%	37	4.4100	1.767400
8,000,001 to 9,000,000	1	8,905,684.22	1.21%	38	4.5660	1.298000	1.81 to 1.90	4	42,003,800.10	5.71%	36	4.2120	1.843361
9,000,001 to 10,000,000	1	9,928,623.99	1.35%	35	4.4100	1.934400	1.91 to 2.00	1	9,928,623.99	1.35%	35	4.4100	1.934400
10,000,001 to 15,000,000	11	139,988,288.67	19.05%	36	4.3607	1.002713	2.01 to 2.25	3	18,705,763.41	2.54%	37	4.5113	2.088769
15,000,001 to 20,000,000	3	45,865,285.23	6.24%	37	4.4818	1.436516	2.26 to 2.50	1	40,000,000.00	5.44%	37	4.2900	2.329300
20,000,001 to 30,000,000	3	64,286,652.39	8.75%	36	4.5141	1.253342	2.51 to 2.75	1	6,329,743.59	0.86%	38	4.8170	2.755200
30,000,001 to 50,000,000	4	160,805,605.39	21.88%	17	3.8028	1.287474	2.76 to 3.00	2	12,910,057.90	1.76%	35	4.4596	2.900078
50,000,001 to 70,000,000	2	114,485,619.37	15.58%	37	4.3981	1.651657	3.01 to 3.50	1	7,681,577.34	1.05%	38	4.4500	3.446100
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	3.51 or greater	1	7,000,000.00	0.95%	37	4.1800	3.671400
Totals	59	735,009,187.40	100.00%	32	4.3102	1.378200	Totals	59	735,009,187.40	100.00%	32	4.3102	1.378200
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	11	67,832,873.23	9.23%	36	4.6346	NAP	Wisconsin	1	4,170,843.64	0.57%	34	4.1400	1.357600
California	12	174,614,809.62	23.76%	36	4.4478	1.571136	Totals	73	735,009,187.40	100.00%	32	4.3102	1.378200
Colorado	1	6,329,743.59	0.86%	38	4.8170	2.755200
									Property Type³
Connecticut	1	21,543,923.07	2.93%	38	4.5000	1.530600
Florida	1	40,000,000.00	5.44%	37	4.2900	2.329300		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	1	1,473,885.95	0.20%	37	5.3400	1.424100		Properties	Balance	Agg. Bal.			DSCR¹
Idaho	1	5,276,864.53	0.72%	37	4.6200	2.022400	Defeased	11	67,832,873.23	9.23%	36	4.6346	NAP
Illinois	2	7,660,930.12	1.04%	35	4.5550	0.143541	Industrial	3	18,532,712.44	2.52%	37	4.6011	1.986336
Indiana	1	11,365,079.48	1.55%	36	4.4400	0.799700	Lodging	11	143,300,453.89	19.50%	37	4.4942	0.839691
Kentucky	8	46,360,089.62	6.31%	38	4.3850	1.524200	Mixed Use	7	79,494,243.23	10.82%	36	4.3262	1.127454
Michigan	1	2,183,136.96	0.30%	37	4.3100	2.972200	Multi-Family	2	14,182,548.75	1.93%	38	4.5861	1.567526
Minnesota	1	10,500,000.00	1.43%	37	4.3900	2.108000	Office	6	164,821,390.49	22.42%	36	4.4456	1.701881
Missouri	1	6,722,476.77	0.91%	36	4.1100	1.820700	Other	1	45,000,000.00	6.12%	(30)	2.3069	1.000700
Nebraska	1	3,237,741.29	0.44%	32	4.2500	1.277000	Retail	20	137,494,631.70	18.71%	36	4.3373	1.448299
Nevada	2	13,357,891.22	1.82%	35	4.4074	1.829991	Self Storage	12	64,350,333.67	8.76%	38	4.3902	1.802744
New Jersey	1	7,000,000.00	0.95%	37	4.1800	3.671400	Totals	73	735,009,187.40	100.00%	32	4.3102	1.378200
New York	6	88,046,273.28	11.98%	2	3.4486	0.697635
North Carolina	1	3,956,311.01	0.54%	37	4.6050	1.299200
Ohio	4	19,584,391.93	2.66%	37	4.3451	1.295505
Pennsylvania	5	51,596,651.52	7.02%	37	4.7490	1.275677
Tennessee	1	39,305,605.39	5.35%	38	4.2123	0.501400
Texas	3	15,387,953.12	2.09%	37	4.5650	1.408433
Utah	1	10,726,920.94	1.46%	35	4.4900	2.885400
Washington	4	62,946,772.02	8.56%	35	4.1950	0.761056
Washington, DC	1	13,828,019.10	1.88%	36	3.9600	1.397600

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	67,832,873.23	9.23%	36	4.6346	NAP	Defeased	9	67,832,873.23	9.23%	36	4.6346	NAP
	3.500% or less	1	45,000,000.00	6.12%	(30)	2.3069	1.000700	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	13,828,019.10	1.88%	36	3.9600	1.397600	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	14	162,714,212.96	22.14%	36	4.1707	0.825917	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	20	307,030,527.82	41.77%	37	4.3933	1.710991	49 months or greater	50	667,176,314.17	90.77%	32	4.2772	1.363472
	4.501% to 4.750%	7	71,260,600.53	9.70%	35	4.6537	1.408649	Totals	59	735,009,187.40	100.00%	32	4.3102	1.378200
	4.751% to 5.000%	5	52,116,623.66	7.09%	38	4.8461	1.334666
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	2	15,226,330.10	2.07%	35	5.4755	1.028769
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	59	735,009,187.40	100.00%	32	4.3102	1.378200
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	67,832,873.23	9.23%	36	4.6346	NAP	Defeased	9	67,832,873.23	9.23%	36	4.6346	NAP
	60 months or less	50	667,176,314.17	90.77%	32	4.2772	1.363472	Interest Only	8	234,400,000.00	31.89%	23	3.9987	1.593512
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	42	432,776,314.17	58.88%	37	4.4280	1.238878
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	59	735,009,187.40	100.00%	32	4.3102	1.378200	Totals	59	735,009,187.40	100.00%	32	4.3102	1.378200
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	67,832,873.23	9.23%	36	4.6346	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or lesser	45	639,108,979.55	86.95%	32	4.2702	1.343713
	13 months to 24 months	3	13,109,499.26	1.78%	36	4.6029	0.907723
	25 months or greater	2	14,957,835.36	2.04%	35	4.2917	2.607151
	Totals	59	735,009,187.40	100.00%	32	4.3102	1.378200
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	310928467	OF	Campbell	CA	Actual/360	4.410%	220,500.00	0.00	0.00	N/A	06/11/25	--	60,000,000.00	60,000,000.00	05/11/22
3	310928905	SS	Various	Various	Actual/360	4.385%	199,434.78	91,742.56	0.00	N/A	07/01/25	--	54,577,361.93	54,485,619.37	05/01/22
4	304110004	98	New York	NY	Actual/360	2.307%	86,508.75	0.00	0.00	11/05/19	04/05/35	--	45,000,000.00	45,000,000.00	05/05/22
5	310925489	LO	Nashville	TN	Actual/360	4.212%	138,226.50	72,359.70	0.00	N/A	07/11/25	--	39,377,965.09	39,305,605.39	05/11/22
6	610928899	OF	Orlando	FL	Actual/360	4.290%	143,000.00	0.00	0.00	N/A	06/11/25	--	40,000,000.00	40,000,000.00	04/11/22
7	303750003	OF	Palo Alto	CA	Actual/360	4.672%	142,106.67	0.00	0.00	N/A	01/05/25	--	36,500,000.00	36,500,000.00	05/05/22
8	304110008	MU	Stamford	CT	Actual/360	4.500%	80,923.27	35,614.35	0.00	N/A	07/05/25	--	21,579,537.42	21,543,923.07	05/05/22
9	301741072	RT	Robinson Township	PA	Actual/360	4.875%	82,800.44	38,917.45	0.00	N/A	06/06/25	--	20,381,646.77	20,342,729.32	05/06/22
10	304110010	MU	Seattle	WA	Actual/360	4.200%	78,400.00	0.00	0.00	N/A	03/05/25	--	22,400,000.00	22,400,000.00	05/05/22
12	304110012	LO	Philadelphia	PA	Actual/360	4.791%	62,984.69	30,308.93	0.00	N/A	07/05/25	--	15,775,752.68	15,745,443.75	05/05/22
13	310928476	RT	Various	CA	Actual/360	4.420%	55,692.54	30,641.66	0.00	N/A	07/11/25	--	15,120,146.54	15,089,504.88	05/11/22
14	304110014	LO	Napa	CA	Actual/360	4.220%	52,954.89	27,925.67	0.00	N/A	05/05/25	--	15,058,262.27	15,030,336.60	05/05/22
15	304110015	RT	Washington	DC	Actual/360	3.960%	45,732.41	30,285.53	0.00	N/A	05/05/25	--	13,858,304.63	13,828,019.10	05/05/22
16	610922473	RT	Lynnwood	WA	Actual/360	4.070%	47,942.81	26,683.44	0.00	N/A	06/11/25	--	14,135,471.37	14,108,787.93	05/11/22
17	304110017	LO	Binghamton	NY	Actual/360	5.490%	63,028.67	24,314.24	0.00	N/A	04/05/25	--	13,776,758.39	13,752,444.15	05/05/20
18	301741065	MU	New York	NY	Actual/360	4.169%	50,281.91	22,799.52	0.00	N/A	05/06/25	--	14,473,085.52	14,450,286.00	03/06/20
19	310929365	LO	Palo Alto	CA	Actual/360	4.330%	47,384.75	27,110.44	0.00	N/A	06/11/25	--	13,132,032.41	13,104,921.97	05/11/22
20	303750013	LO	Seattle	WA	Actual/360	4.110%	46,099.18	21,629.83	0.00	N/A	01/05/25	--	13,459,613.92	13,437,984.09	10/05/20
21	304110021	OF	Seattle	WA	Actual/360	4.410%	47,775.00	0.00	0.00	N/A	06/05/25	--	13,000,000.00	13,000,000.00	05/05/22
22	304110022	OF	Indianapolis	IN	Actual/360	4.440%	42,136.89	23,269.55	0.00	N/A	05/05/25	--	11,388,349.03	11,365,079.48	05/05/22
23	304110023	MF	Sacramento	CA	Actual/360	4.410%	40,612.79	22,557.53	0.00	N/A	06/05/25	--	11,051,098.62	11,028,541.09	05/05/22
24	301741061	LO	Saint George	UT	Actual/360	4.490%	40,235.02	26,314.35	0.00	N/A	04/06/25	--	10,753,235.29	10,726,920.94	05/06/22
25	301741073	LO	Scottsdale	AZ	Actual/360	4.874%	46,421.14	19,722.30	0.00	N/A	04/06/25	--	11,429,087.26	11,409,364.96	05/06/22
26	304110026	RT	San Francisco	CA	Actual/360	4.140%	40,480.40	19,602.90	0.00	N/A	04/05/25	--	11,733,447.91	11,713,845.01	05/05/22
27	304110027	SS	Union City	NJ	Actual/360	4.390%	34,476.94	19,291.38	0.00	N/A	06/05/25	--	9,424,220.93	9,404,929.55	05/05/22
28	310929370	IN	Plymouth	MN	Actual/360	4.390%	38,412.50	0.00	0.00	N/A	06/11/25	--	10,500,000.00	10,500,000.00	05/11/22
29	304110029	RT	Las Vegas	NV	Actual/360	4.410%	36,542.71	14,971.19	0.00	N/A	04/05/25	--	9,943,595.18	9,928,623.99	05/05/22
30	304110030	OF	West Palm Beach	FL	Actual/360	4.220%	30,583.99	18,434.53	0.00	N/A	04/05/25	--	8,696,868.87	8,678,434.34	05/05/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	304110031	SS	Jersey City	NJ	Actual/360	4.390%	31,718.79	17,748.06	0.00	N/A	06/05/25	--	8,670,283.70	8,652,535.64	05/05/22
32	301741074	MF	Houston	TX	Actual/360	4.566%	33,941.56	14,566.81	0.00	N/A	07/06/25	--	8,920,251.03	8,905,684.22	05/06/22
33	304110033	MF	Independence	MO	Actual/360	5.990%	39,855.77	19,685.58	0.00	N/A	07/05/25	--	7,984,461.72	7,964,776.14	05/05/22
34	304110034	MU	Pittsburgh	PA	Actual/360	4.390%	29,173.12	16,592.47	0.00	N/A	03/05/25	--	7,974,427.83	7,957,835.36	04/05/20
35	310928155	SS	Montrose	CA	Actual/360	4.450%	28,543.45	15,531.94	0.00	N/A	07/11/25	--	7,697,109.28	7,681,577.34	05/11/22
36	304110036	LO	Hummelstown	PA	Actual/360	4.700%	29,631.38	14,815.88	0.00	N/A	06/05/25	--	7,565,458.97	7,550,643.09	04/05/21
37	304110037	RT	New York	NY	Actual/360	4.290%	28,480.74	12,297.73	0.00	N/A	03/05/25	--	7,966,641.77	7,954,344.04	05/05/22
39	304110039	RT	Centerville	OH	Actual/360	4.455%	26,446.32	12,680.15	0.00	N/A	06/05/25	--	7,122,789.65	7,110,109.50	05/05/22
40	304110040	RT	Branson	MO	Actual/360	4.110%	23,073.87	14,418.98	0.00	N/A	05/05/25	--	6,736,895.75	6,722,476.77	05/05/22
41	301741075	LO	Colorado Springs	CO	Actual/360	4.817%	25,454.18	11,344.36	0.00	N/A	07/06/25	--	6,341,087.95	6,329,743.59	05/06/22
42	410929293	MU	Franklin Township	NJ	Actual/360	4.180%	24,383.33	0.00	0.00	N/A	06/11/25	--	7,000,000.00	7,000,000.00	05/11/22
43	301741066	MU	Culver City	CA	Actual/360	4.630%	23,732.72	8,831.26	0.00	N/A	06/06/25	--	6,151,030.06	6,142,198.80	05/06/22
44	304110044	SS	Newark	NJ	Actual/360	4.390%	19,435.37	10,874.96	0.00	N/A	06/05/25	--	5,312,630.39	5,301,755.43	05/05/22
45	410927006	MF	Coeur DAlene	ID	Actual/360	4.620%	20,356.25	10,474.17	0.00	N/A	06/11/25	--	5,287,338.70	5,276,864.53	05/11/22
46	301741077	IN	Irwindale	CA	Actual/360	4.950%	21,092.83	9,598.94	0.00	N/A	07/06/25	--	5,113,412.50	5,103,813.56	05/06/22
48	304110048	LO	Mount Vernon	IL	Actual/360	4.832%	18,537.72	8,845.55	0.00	N/A	06/05/25	--	4,603,738.99	4,594,893.44	05/05/21
49	304110049	RT	Berea	OH	Actual/360	4.090%	14,854.44	9,517.79	0.00	02/05/25	02/05/35	--	4,358,270.47	4,348,752.68	05/05/22
50	304110050	RT	Grand Chute	WI	Actual/360	4.140%	14,420.48	9,005.94	0.00	03/05/25	03/05/35	--	4,179,849.58	4,170,843.64	05/05/22
51	304110051	SS	Jersey City	NJ	Actual/360	4.390%	14,672.74	8,210.06	0.00	N/A	06/05/25	--	4,010,772.83	4,002,562.77	05/05/22
52	304110052	OF	Greensboro	NC	Actual/360	4.605%	15,212.54	7,869.91	0.00	N/A	06/05/25	--	3,964,180.92	3,956,311.01	05/05/22
53	304110053	RT	Sacramento	CA	Actual/360	4.300%	15,247.58	6,526.76	0.00	N/A	04/05/25	--	4,255,138.22	4,248,611.46	05/05/22
54	304110054	LO	New York	NY	Actual/360	4.236%	13,164.34	7,757.40	0.00	N/A	07/05/25	--	3,729,274.28	3,721,516.88	05/05/22
55	304110055	RT	McAllen	TX	Actual/360	4.410%	13,085.97	7,439.37	0.00	N/A	02/05/25	--	3,560,809.39	3,553,370.02	05/05/22
56	304110056	RT	Las Vegas	NV	Actual/360	4.400%	12,599.87	7,061.26	0.00	N/A	05/05/25	--	3,436,328.49	3,429,267.23	05/05/22
57	304110057	RT	Scottsbluff	NE	Actual/360	4.250%	11,491.68	6,967.87	0.00	01/05/25	01/05/35	--	3,244,709.16	3,237,741.29	05/05/22
58	304110058	RT	Fayetteville	NY	Actual/360	4.480%	11,850.09	6,448.92	0.00	N/A	05/05/25	--	3,174,131.13	3,167,682.21	05/05/22
59	304110059	RT	Geneseo	IL	Actual/360	4.140%	10,600.82	6,664.33	0.00	02/05/25	02/05/35	--	3,072,701.01	3,066,036.68	05/05/22
60	301741076	IN	Laredo	TX	Actual/360	4.750%	11,626.52	8,327.59	0.00	N/A	07/06/25	--	2,937,226.47	2,928,898.88	05/06/22

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
61	600927557	SS	Westland	MI	Actual/360	4.310%	7,857.37	4,529.10	0.00	N/A	06/11/25	--	2,187,666.06	2,183,136.96	05/11/22
62	304110062	RT	Johns Creek	GA	Actual/360	5.340%	6,570.51	2,633.05	0.00	N/A	06/05/25	--	1,476,519.00	1,473,885.95	05/05/22
63	410928186	SS	Waltham	MA	Actual/360	4.090%	4,747.63	2,974.27	0.00	N/A	03/11/25	--	1,392,947.58	1,389,973.31	05/11/22
Totals							2,643,539.62	944,737.51	0.00				735,953,924.91	735,009,187.40
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	5,380,795.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,394,297.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	1,053,282.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1,748,434.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,455,088.00	0.00	--	--	--	0.00	0.00	141,666.66	141,666.66	0.00	0.00
7	3,809,960.29	4,227,261.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	560,240.91	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,463,212.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,618,113.89	591,334.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	563,144.34	559,480.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,806,846.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	712,936.03	1,978,103.15	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,278,650.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,711,258.72	424,189.05	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,382,387.00	0.00	--	--	03/11/22	0.00	0.00	87,057.04	2,090,536.75	216,096.87	0.00
18	0.00	(255,966.64)	01/01/21	06/30/21	04/11/22	5,400,570.96	217,407.56	53,881.83	1,685,669.20	914,004.09	0.00
19	0.00	784,693.65	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	(1,351,264.00)	0.00	--	--	04/11/22	0.00	55,256.86	67,533.85	1,213,923.70	0.00	0.00
21	800,631.84	212,202.31	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	728,227.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	2,529,392.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	769,630.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	264,475.35	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,085,515.64	310,349.79	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	785,614.11	603,480.17	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,139,667.00	0.00	--	--	04/11/22	1,459,604.39	107,892.98	40,284.73	1,038,292.60	93,013.47	0.00
35	1,631,046.10	460,551.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	552,221.64	0.00	--	--	05/11/22	0.00	36,663.60	44,290.28	544,129.90	286,770.98	0.00
37	649,596.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	720,161.28	354,577.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	923,814.48	218,911.08	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,384,791.44	1,361,814.99	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	866,622.00	01/01/18	09/30/18	--	0.00	0.00	0.00	0.00	0.00	0.00
43	750,319.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	743,314.75	196,749.75	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	895,541.42	470,288.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	(18,660.00)	(30,404.25)	01/01/21	03/31/21	04/11/22	1,722,229.34	80,232.84	20,381.60	254,559.68	4,708.14	0.00
49	397,700.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	383,150.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	437,685.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	4,281.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	(228,908.03)	(213,073.31)	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	273,306.12	69,431.62	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	371,009.33	93,616.49	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	284,338.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	319,714.18	81,890.06	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
59	272,086.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	548,868.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	450,520.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	177,672.05	44,960.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	50,736,112.00	15,289,061.41				8,582,404.69	497,453.84	455,095.98	6,968,778.49	1,514,593.55	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/22	0	0.00	0	0.00	6	61,744,086.13	2	28,202,730.15	1	4,594,893.44	0	0.00	0	0.00	0	0.00	4.310195%	4.234627%	32
04/18/22	0	0.00	0	0.00	6	61,853,083.62	2	28,249,843.91	2	4,603,738.99	0	0.00	0	0.00	1	427,707.21	4.310389%	4.234821%	33
03/17/22	0	0.00	0	0.00	7	67,043,149.73	2	28,293,000.57	2	9,701,292.47	0	0.00	0	0.00	0	0.00	4.316332%	4.239384%	34
02/17/22	0	0.00	0	0.00	7	67,177,819.07	2	28,347,300.56	2	9,721,999.93	0	0.00	0	0.00	0	0.00	4.316555%	4.239605%	35
01/18/22	0	0.00	0	0.00	7	67,286,104.08	1	14,541,012.10	2	9,738,585.75	1	13,524,061.94	0	0.00	0	0.00	4.316731%	4.239781%	36
12/17/21	0	0.00	0	0.00	7	67,393,957.24	1	14,561,817.01	2	9,755,100.54	0	0.00	0	0.00	0	0.00	4.316907%	4.239956%	37
11/18/21	0	0.00	0	0.00	7	67,510,038.48	1	14,584,230.39	2	9,772,895.94	0	0.00	0	0.00	0	0.00	4.317096%	4.240145%	38
10/18/21	0	0.00	0	0.00	7	67,616,998.33	1	14,604,880.70	2	9,789,263.78	0	0.00	0	0.00	0	0.00	4.319158%	4.242725%	39
09/17/21	0	0.00	0	0.00	7	67,732,218.45	1	14,627,144.99	2	9,806,917.56	0	0.00	0	0.00	0	0.00	4.319341%	4.242906%	40
08/17/21	0	0.00	0	0.00	7	67,838,292.07	0	0.00	1	5,151,753.27	0	0.00	0	0.00	0	0.00	4.319507%	4.243072%	41
07/16/21	0	0.00	2	12,371,576.97	5	55,572,365.82	0	0.00	1	5,159,992.70	0	0.00	0	0.00	0	0.00	4.319673%	4.243236%	42
06/17/21	2	12,394,347.32	0	0.00	5	55,663,553.65	0	0.00	1	5,168,932.07	0	0.00	0	0.00	0	0.00	4.319852%	4.243413%	43
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	610928899	04/11/22	0	A	141,666.66	141,666.66	100,783.43	40,000,000.00	01/31/19	9
17	304110017	05/05/20	23	6	87,057.04	2,090,536.75	274,305.94	14,285,926.50	06/08/20	98		12/13/21
18	301741065	03/06/20	25	6	53,881.83	1,685,669.20	1,022,893.22	15,000,000.00	03/06/20	2		08/01/21
20	303750013	10/05/20	18	6	67,533.85	1,213,923.70	0.00	13,825,960.70	03/23/20	1
34	304110034	04/05/20	24	6	40,284.73	1,038,292.60	196,746.03	8,345,418.29	04/01/20	2
36	304110036	04/05/21	12	6	44,290.28	544,129.90	301,246.98	7,733,900.53	06/15/20	98
48	304110048	05/05/21	11	6	20,381.60	254,559.68	156,455.16	4,695,651.86	10/29/20	2			09/07/21
Totals					455,095.98	6,968,778.49	2,052,430.76	103,886,857.88
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		231,644,899	182,046,349	21,395,819		28,202,730
37 - 48 Months		443,540,914	431,395,378	7,550,643		4,594,893
49 - 60 Months		0	0	0		0
> 60 Months		59,823,374	59,823,374	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-22	735,009,187	673,265,101	0	0	42,698,907	19,045,179
Apr-22	735,953,925	674,100,841	0	0	42,776,259	19,076,825
Mar-22	741,922,564	674,879,414	0	0	42,847,724	24,195,426
Feb-22	742,995,422	675,817,603	0	0	42,935,687	24,242,132
Jan-22	743,875,738	676,589,634	0	0	43,006,506	24,279,598
Dec-21	744,752,683	677,358,725	0	0	43,077,040	24,316,918
Nov-21	745,689,409	678,179,371	0	0	43,152,912	24,357,126
Oct-21	754,359,404	686,742,406	0	0	43,222,854	24,394,144
Sep-21	755,289,431	687,557,213	0	0	43,298,156	24,434,063
Aug-21	756,152,530	688,314,238	0	0	62,686,539	5,151,753
Jul-21	757,012,323	689,068,380	0	12,371,577	50,412,373	5,159,993
Jun-21	757,932,514	689,874,613	12,394,347	0	50,494,622	5,168,932
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	310925489	39,305,605.39	39,305,605.38	66,400,000.00	02/01/22	1,267,113.00	0.50140	12/31/21	07/11/25	277
6	610928899	40,000,000.00	40,000,000.00	66,000,000.00	04/09/15	4,052,697.00	2.32930	12/31/21	06/11/25	I/O
17	304110017	13,752,444.15	14,285,926.50	20,000,000.00	03/01/22	1,033,893.00	0.98640	12/31/21	04/05/25	274
18	301741065	14,450,286.00	15,000,000.00	13,000,000.00	03/01/22	(255,966.64)	(0.58370)	06/30/21	05/06/25	277
20	303750013	13,437,984.09	13,825,960.70	47,400,000.00	03/11/22	(1,682,719.00)	(0.76270)	12/31/21	01/05/25	277
34	304110034	7,957,835.36	8,345,418.29	8,100,000.00	03/21/22	917,706.00	1.67100	12/31/19	03/05/25	273
36	304110036	7,550,643.09	7,733,900.53	10,500,000.00	04/05/22	417,518.64	0.78270	12/31/21	06/05/25	276
48	304110048	4,594,893.44	4,695,651.86	3,600,000.00	02/01/22	(51,970.50)	(0.63260)	03/31/21	06/05/25	276
Totals		141,049,691.52	143,192,463.26	235,000,000.00		5,698,271.50

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 31

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5	310925489	LO	TN	06/22/20	9

The Loan transferred due to Monetary Default as a result of the Covid-19 pandemic. Borrower and Lender entered into a forbearance agreement effective 2/10/2021. Special Servicer is working with the Borrower to establish Cash Management

	accounts and will w ork to return the Loan to the Master Servicer.

6	610928899	OF	FL	01/31/19	9
	Loan continues to perform post COVID. Cash management has been finalized. Pending return to MS.

17	304110017	LO	NY	06/08/20	98

The Loan transferred in July 2020 for Monetary Default as a result of the Covid-19 pandemic. Special Servicer and Borrower have agreed upon terms to reinstate the Loan and are working to finalize a Reinstatement Agreement.

18	301741065	MU	NY	03/06/20	2

The loan transferred 3/6/2020 due to non-monetary default as the borrower failed to comply with Section 6.3.2 of the loan documents which requires submission of financial information. SS is pursuing legal remedies. Court-appointed receiver in

	place.

20	303750013	LO	WA	03/23/20	1

Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Forbearance for deferral of payments was finalized and Lender approved a PPP loan. Loan is performing under the Forbearance and

	Lender is now process ing a franchise agreement for the property.

34	304110034	MU	PA	04/01/20	2

Loan transferred for Imminent Monetary Default at borrower's request as a result of the Covid-19 pandemic. The Loan is now in payment default. Special Servicer had filed foreclosure and receivership proceedings. Borrower has contested the

	receivership m otion. Pending ruling on receivership hearing that occurred in December 2021. Borrower has consented to the appointment of a receiver. Receiver is evaluating the needs of the Property.

© 2021 Computershare. All rights reserved. Confidential.						Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
36	304110036	LO	PA	06/15/20	98
Reinstatement of loan being finalized. 2022 budget under review for approval.

48	304110048	LO	IL	10/29/20	2
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	310925489	0.00	4.21230%	0.00	4.21230%	10	02/09/21	04/11/20	03/11/21
20	303750013	0.00	4.11000%	0.00	4.11000%	10	12/13/21	06/05/20	--
30	304110030	9,060,310.20	4.22000%	9,060,310.20	4.22000%	10	07/27/20	06/05/20	08/11/20
41	301741075	6,561,605.21	4.81700%	6,561,605.21	4.81700%	10	07/01/20	05/06/20	08/11/20
52	304110052	4,111,413.86	4.60500%	4,111,413.86	4.60500%	10	04/02/20	06/05/20	09/11/20
Totals		19,733,329.27		19,733,329.27
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	303541121 10/18/19	90,000,000.00	322,000,000.00	90,293,165.23	89,097,068.35	90,293,165.23	1,196,096.88	902,931.65	0.00	451,534.10	451,397.55	0.50%
47	304110047 04/18/22	5,089,359.95	1,900,000.00	1,781,829.77	1,345,569.83	1,781,829.77	436,259.94	4,653,100.01	0.00	0.00	4,653,100.01	81.63%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		95,089,359.95	323,900,000.00	92,074,995.00	90,442,638.18	92,074,995.00	1,632,356.82	5,556,031.66	0.00	451,534.10	5,104,497.56

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
1	303541121	11/18/21	0.00	0.00	451,397.55	0.00	0.00	(209.24)	0.00	0.00	452,722.41
		11/18/19	0.00	0.00	451,606.79	0.00	(1,324.86)	(450,000.00)	0.00	0.00
		10/18/19	0.00	0.00	902,931.65	0.00	0.00	902,931.65	0.00	0.00
47	304110047	04/18/22	0.00	0.00	4,653,100.01	0.00	0.00	4,653,100.01	0.00	0.00	4,653,100.01
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	5,104,497.56	0.00	(1,324.86)	5,105,822.42	0.00	0.00	5,105,822.42

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	8,203.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	8,333.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	1,165.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	18,537.46	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	3,500.00	0.00	0.00	5,315.39	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	3,500.00	0.00	0.00	6,906.14	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	37,537.07	0.00	1,165.38	30,758.99	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		69,461.44

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31